Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred shares authorized (in shares)	1,000,000	1,000,000
Preferred share par value (in USD per share)	$ 0.0001	$ 0.0001
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Common stock authorized (in shares)	500,000,000	500,000,000
Common stock par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock issued (in shares)	189,967,135	207,951,682
Common stock outstanding (in shares)	189,967,135	207,951,682
Stock-based compensation and issuance of common stock from vesting (in shares)	549,272	3,847,905	6,752,647
Shares repurchased (in shares)	18,533,819	19,854,424
Stock repurchased during period, value	$ 810.8	$ 756.9
Remaining authorized share repurchase program	$ 498.2